                                                              File Nos. 33-86738
                                                                        811-4092

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |_|
    Pre-Effective Amendment No.                                        |_|
    Post-Effective Amendment No. 3                                     |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 24                                                   |X|


    FIRST VARIABLE ANNUITY FUND E
    (Exact Name of Registrant)

    FIRST VARIABLE LIFE INSURANCE COMPANY
    (Name of Depositor)
    10 Post Office Square, 12th Floor
    Boston, MA                                                   02109
    (Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's telephone number including area code:            (617) 457-6700

    Name and Address of Agent for Service

    Arnold R. Bergman                          Copies to:  Lynn K. Stone, Esq.
    Vice President - Legal and Administration              Blazzard, Grodd &
    First Variable Life Insurance Company                    Hasenauer,  P.C.
    10 Post Office Square, 12th Floor                      P.O. Box 5108
    Boston, MA 02109                                       Westport, CT 06881
                                                           (203) 226-7866

It is proposed that this filing will become effective:


    |_| immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 1997 pursuant to paragraph (b) of Rule 485
    |_| 60 days after filing pursuant to paragraph (a) (1) of Rule 485 |_| on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following:

     This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for its most recent fiscal year on or about February 27, 1997.

                          FIRST VARIABLE ANNUITY FUND E
                              CROSS REFERENCE SHEET
                            (Pursuant to Rule 495(a))

Item No. in
Form N-4                                                  Location
--------                                                  --------
                                     PART A

Item 1.  Cover Page......................................Cover Page

Item 2.  Definitions.....................................Definitions

Item 3.  Synopsis or Highlights..........................Highlights

Item 4.  Condensed Financial Information.................Condensed Finan-
                                                         cial Information

Item 5.  General Description of Registrant,
           Depositors and Portfolio Companies............The Company; The
                                                         Separate Account;
                                                         Variable Investors
                                                         Series Trust; Federated
                                                         Insurance Series

Item 6.  Deductions......................................Charges and
                                                         Deductions

Item 7.  General Description of Variable
           Annuity Contracts.............................The Contracts

Item 8.  Annuity Period..................................Annuity Provisions

Item 9.  Death Benefit...................................The Contracts,
                                                         Annuity Provisions

Item 10. Purchases and Contract Value....................Purchase Payments
                                                         and Contract Value

Item 11. Redemptions.....................................Withdrawals

Item 12. Taxes...........................................Tax Status

Item 13. Legal Proceedings...............................Legal Proceedings

Item 14. Table of Contents of Statement of
           Additional Information........................Table of Contents of
                                                         Statement of
                                                         Additional
                                                         Information

Item No. in
Form N-4                                                    Location
--------                                                    --------
                                     PART B


Item 15.  Cover Page........................................Cover Page

Item 16.  Table of Contents.................................Table of Contents

Item 17   General Information and History...................The Company

Item 18.  Services..........................................Not Applicable

Item 19.  Purchase of Securities Being Offered..............Not Applicable

Item 20.  Underwriters......................................Distributor

Item 21.  Calculation of Performance Data...................Calculation of
                                                            Performance Data

Item 22.  Annuity Payment...................................Annuity Provisions

Item 23.  Financial Statements..............................Financial Statements


                                     PART C

Information required to included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                                [GRAPHIC OMITTED]

Marketing and Executive Office:                       Variable Service Center:
P.O. Box 9309                                         P.O. Box 1317
Boston, MA 02209                                      Des Moines, IA 50305-1317
                                                      (800) 845-0689

Automated Information Line:  (800) 59-FUNDS

                                 CAPITAL NO LOAD
                           A Variable Annuity Contract
                                    Funded in
                          FIRST VARIABLE ANNUITY FUND E


                                   Prospectus
                               Dated: May 1, 199_


This Prospectus describes the Capital No Load contract (the "Contract"), an individual flexible payment deferred variable annuity contract issued by First Variable Life Insurance Company (the "Company"). The Contract provides for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contract is designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions")

Purchase Payments for a Contract may be allocated to the Company's segregated investment account called First Variable Annuity Fund E (the "Separate Account") or to the Company's General Account. The Separate Account invests in selected Portfolios of two mutual funds: Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available under a Contract are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity and Federated Prime Money Fund II. (See "Investment Options.") The Company reserves the right, under certain circumstances, to delay the investment of initial Purchase Payments in VIST Portfolios, but does not currently do so. (See "Application and Issuance of a Contract.")

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution, and the Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Contract is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contract is surrendered, the value may be higher or lower than the Purchase Payments.


This Prospectus contains information that an investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Account, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on page __ of this Prospectus. For a copy of the Statement of Additional Information, which is available at no cost, write the Company at its Variable Service Center or call the number shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

DEFINITIONS.....................................................................

HIGHLIGHTS......................................................................

FEE TABLE.......................................................................

CONDENSED FINANCIAL INFORMATION.................................................

THE COMPANY.....................................................................

THE SEPARATE ACCOUNT............................................................


INVESTMENT OPTIONS
Variable Investors Series Trust.................................................
Federated Insurance Series......................................................
General Account Option
Voting Rights...................................................................
Substitution of Other Securities................................................


CHARGES AND DEDUCTIONS..........................................................


Deduction for Mortality and Expense Risk Charge.................................
Deduction for Administrative Charge.............................................
Deduction for Annual Contract Maintenance Charge................................
Deduction for Premium Taxes.....................................................
Elimination or Reduction of Charges and Deductions..............................
Deduction for Income Taxes......................................................
Deduction for Expenses of the Funds.............................................


THE CONTRACTS...................................................................


Application and Issuance of a Contract..........................................
Ownership.......................................................................
Annuitant.......................................................................
Assignment......................................................................
Transfers by the Company........................................................
Beneficiary.....................................................................
Change of Beneficiary...........................................................
Transfers of Contract Values During the Accumulation Period.....................
Telephone Transactions..........................................................
Death of the Annuitant..........................................................
Death of the Owner..............................................................


ANNUITY PROVISIONS..............................................................

Annuity Date and Annuity Option.................................................
Change in Annuity Date and Annuity Option.......................................
Allocation of Annuity Payments..................................................
Transfers During the Annuity Period.............................................
Annuity Options.................................................................
Frequency and Amount of Annuity Payments........................................

PURCHASE PAYMENTS AND CONTRACT VALUE............................................

Purchase Payments...............................................................
Allocation of Purchase Payments.................................................
Dollar Cost Averaging...........................................................
Distribution....................................................................
Contract Value..................................................................

Accumulation Unit...............................................................

WITHDRAWALS.....................................................................

Systematic Withdrawals..........................................................
Suspension of Payments or Transfers.............................................

PERFORMANCE INFORMATION.........................................................


Prime Money Fund II Portfolio...................................................
Other Portfolios................................................................


TAX STATUS......................................................................

General.........................................................................
Diversification.................................................................
Contracts Owned by Other than Natural Persons...................................
Multiple Contracts..............................................................
Tax Treatment of Assignments....................................................
Income Tax Withholding..........................................................
Tax Treatment of Withdrawals -- Non-Qualified Contracts.........................
Qualified Plans.................................................................
Tax Treatment of Withdrawals -- Qualified Contracts.............................
Tax-Sheltered Annuities -- Withdrawal Limitations...............................

FINANCIAL STATEMENTS............................................................

LEGAL PROCEEDINGS...............................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION....................

                                   DEFINITIONS

Account - General Account and/or one or more of the Sub-Accounts of the Separate Account.

Accumulation Period - The period during which Purchase Payments may be made prior to the Annuity Date.

Accumulation Unit - A unit of measure used to calculate the Contract Value of a Sub-Account of the Separate Account prior to the Annuity Date.

Annuitant - The natural person on whose life Annuity Payments are based.

Annuity Date - The date on which Annuity Payments begin.

Annuity Payments - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

Annuity Period - The period after the Annuity Date during which Annuity Payments are made.

Annuity Unit - A unit of measure used to calculate Variable Annuity Payments after the Annuity Date.

Beneficiary - The person(s) or entity who will receive the death benefit.

Company - First Variable Life Insurance Company.

Contract Anniversary - An anniversary of the Issue Date.

Contract Value - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account.

Contract Year - One year from the Issue Date and from each Contract Anniversary.

Distributor - First Variable Capital Services, Inc., 10 Post Office Square, 12th Floor Boston, MA 02109

Fixed Annuity - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.


Funds - Variable Investors Series Trust and Federated Insurance Series, each of which is an open-end management investment company in which the Separate Account invests.


General Account - The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

General Account Value -  The Owner's interest in the General Account.


Investment Option - The General Account or any of the Sub-Accounts of the Separate Account which can be selected by the Owner of a Contract.


Issue Date - The date on which the first Contract Year begins.

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) , 408 or 457 of the Internal Revenue Code.

Owner - The person, persons or entity entitled to all the ownership rights under the Contracts and in whose name the Contracts have been issued.


Portfolio - A segment of a Fund which constitutes a separate and distinct class of shares.


Purchase Payment - An amount paid to the Company to provide benefits under the Contracts.

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code.


Separate Account - A separate investment account of the Company, designated as First Variable Annuity Fund E, into which Purchase Payments or Contract Value may be allocated.

Sub-Account - A segment of the Separate Account which invests in a Portfolio of one of the Funds.


Valuation Date - The Separate Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account Value - The Owner's interest in the Sub-Accounts of the Separate Account.

Variable Annuity - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.


Variable Service Center - The Company's administrative service center for the Contracts is located at P.O. Box 1317, Des Moines, IA 50305-1317.


Withdrawal Value - The Withdrawal Value is:

         (1)......the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company; less

         (2)......any applicable taxes not previously deducted; less

         (3)......the Annual Contract Maintenance Charge, if any.

                                   HIGHLIGHTS


Capital No Load is an individual flexible payment variable annuity contract (the "Contract"). The Owner may allocate Purchase Payments among ten Investment Options under a Contract issued by First Variable Life Insurance Company (the "Company"). Nine of these options are Sub-Accounts of First Variable Annuity Fund E (the "Separate Account"), a segregated investment account of the Company. Purchase Payments may also be allocated to the General Account of the Company.

Each Sub-Account invests exclusively in shares of a corresponding Portfolio of a selected mutual fund (a "Fund"). The selected Funds are Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available are: VIST Growth, VIST Growth & Income, VIST High Income Bond, VIST Matrix Equity, VIST Multiple Strategies, VIST Small Cap Growth, VIST U.S. Government Bond, VIST World Equity, and Federated Prime Money Fund II. (See "Investment Options.") Owners bear the investment risk for any amounts allocated to a Sub-Account.

Omitted paragraph


Owners have the right to return a Contract according to the terms of its "free-look" right. The Company reserves the right to delay initial investments of Purchase Payments in the Separate Account in certain instances, but it does not currently do so. (See "Application and Issuance of a Contract.")

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge")

There is an Administrative Charge which is equal, on an annual basis, to .25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge")

There is an Annual Contract Maintenance Charge of $30 each Contract Year. However, if the Contract Value on a Contract Anniversary is at least $50,000, then no Annual Contract Maintenance Charge is deducted. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge") The Company currently intends to pay premium taxes or other taxes payable to a state or other governmental entity and deduct them when incurred. (See "Charges and Deductions -- Deduction for Premium Taxes.")

A ten percent (10%) federal income tax penalty may be applied to the income portion of any distributions from a Non-Qualified Contract before the Owner reaches age 59 1/2, with certain exceptions. Separate tax withdrawal penalties and restrictions apply to a Qualified Contract. Special restrictions apply to distributions from a 403(b) annuity. (See "Tax Status -- Tax Treatment of Withdrawals, -- Non Qualified Contracts," "Tax Treatment of Withdrawals -- Qualified Contracts," and "Tax Sheltered Annuities -- Withdrawal Limitations".)

For a further discussion on the taxation of a Contract, See "Tax Status" and "Tax Status--Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.


Omitted paragraph

                          FIRST VARIABLE ANNUITY FUND E

                                    FEE TABLE

Owner Transaction Expenses
Withdrawal Charge........................................... None
Transfer Fee................................................ None
Annual Contract Maintenance Charge (see Note 2 below)....... $30 per Contract per year
Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge........................... 1.25%
Administrative Charge.......................................  .25%
Total Separate Account Annual
   Expenses................................................. 1.50%

Funds' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                                                                VIST                         Federated
                                   VIST        VIST       VIST       VIST       Small     VIST      VIST    Prime Money
                   VIST Growth    Growth    Hi. Inc.     Matrix    Multiple      Cap    US Gov.     World     Fund II
                                 & Income      Bond      Equity     Strat.     Growth     Bond     Equity
-----------------------------------------------------------------------------------------------------------------------
Mgmt. Fees.......      .70%        .75%        .70%       .65%       .70%      .85%       .60%      .70%        .55%
Other Operating
Expenses -
After Expense
Reimbursement          .47%        .50%        .50%       .50%       .50%      .50%       .25%      .50%        .25%
                       ----        ----        ----       ----       ----      ----       ----      ----        ----
(see Note 4)
Total Annual
Expenses              1.17%     1.25%         1.20%      1.15%      1.20%     1.35%       .85%    1.20%          .80%


Examples

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets regardless of whether the Contract is fully surrendered at the end of each time period, or is not surrendered, or is annuitized.


                                      1 Year     3 Years    5 Years   10 Years
                                      ------     -------    -------   --------
Growth Portfolio                      $28        $85        $145      $308
Growth & Income Portfolio             $29        $88        $149      $315
High Income Bond Portfolio            $28        $86        $147      $311
Matrix Equity  Portfolio              $28        $85        $144      $306
Multiple Strategies Portfolio         $28        $86        $147      $311
Small Cap Growth Portfolio            $30        $91        $154      $325
U.S. Government Bond Portfolio        $25        $75        $129      $275
World Equity Portfolio                $28        $86        $147      $311
Prime Money Fund II                   $24        $74        $126      $270


Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur, directly or indirectly. The Table reflects expenses of the Separate Account as well as of the Investment Options. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Variable Investors Series Trust and Federated Insurance Series.

2. During both the Accumulation Period and the Annuity Period, if the Contract Value on a Contract Anniversary is at least $50,000, then no Annual Contract Maintenance Charge will be deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Annual Contract Maintenance Charge will be deducted at the time of the total withdrawal.

3. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different investment policies. Prior to April 1, 1994, the Portfolio was known as the "Equity Income Portfolio" and had different investment objectives and policies.

4. First Variable Advisory Services Corp. ( "Investment Adviser" ) has agreed through April 1, 1998 to reimburse Variable Investors Series Trust for all operating expenses (exclusive of management fees) in excess of .50% of a Portfolio's average net assets (.25% in the case of the U.S. Government Bond Portfolio). Had the Investment Adviser not reimbursed expenses of the Portfolios, for the year ended December 31, 1996, the VIST Annual Expenses would have been 1.17% for the Growth Portfolio; 2.63% for the Growth & Income Portfolio; 1.99% for the High Income Bond Portfolio; 1.48% for the Matrix Equity Portfolio; 1.32% for the Multiple Strategies Portfolio; 2.38% for the Small Cap Growth Portfolio; 1.66% for the U.S. Government Bond Portfolio; and 1.50% for the World Equity Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1996, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.37%.


5. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions -- Deduction for Premium Taxes".

6.   The assumed initial purchase payment is $1,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          FIRST VARIABLE ANNUITY FUND E

                         CONDENSED FINANCIAL INFORMATION

     ACCUMULATION UNIT VALUES (for a unit outstanding throughout the period)


     The following condensed financial information is derived from the financial statements of the Separate Account (Policy Form 20230). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. The financial statements and report of independent auditors of the Company are also contained in the Statement of Additional Information.

                                         Period Ended         Period Ended
                                            12/31/96             12/31/95
                                            --------             --------
Growth  Sub-Account (1)
   Beginning of Period                       $10.14               $10.00
   End of Period                             $12.57               $10.14
   Number of Accum. Units Outstanding        30,672                6,026
Growth & Income Sub-Account
  Beginning of Period (5/31/95)              $10.63               $10.00
  End of Period                              $11.75               $10.63
  Number of Accum. Units Outstanding         51,500                2,754
High Income Bond Sub-Account
  Beginning of Period                        $10.17               $10.00
  End of Period                              $11.45               $10.17
  Number of Accum. Units Outstanding         30,956                1,905
Matrix Equity Sub-Account (2)
  Beginning of Period                        $10.62               $10.00
  End of Period                              $10.94               $10.62
  Number of Accum. Units Outstanding         11,951                  918
Multiple Strategies Sub-Account
  Beginning of Period                        $10.15               $10.00
  End of Period                              $11.84               $10.15
  Number of Accum. Units Outstanding         30,934                5,995
Prime Money Fund II Sub-Account (3)
  Beginning of Period                        $10.06               $10.00
  End of Period                              $10.39               $10.06
  Number of Accum. Units Outstanding         39,582                    0
Small Cap Growth Sub-Account (4)
  Beginning of Period (5/4/95)               $10.36               $10.00
  End of Period                              $13.01               $10.36
  Number of Accum. Units Outstanding         25,465                2,212
 U.S. Government Bond Sub-Account
  Beginning of Period                        $10.30               $10.00
  End of Period                              $10.39               $10.30
  Number of Accum. Units Outstanding         43,540               7,532
 World Equity Sub-Account
   Beginning of Period                       $10.24               $10.00
   End of Period                             $11.33               $10.24
   Number of Accum. Units Outstanding        37,590                3,989

(1) Prior to May 1, 1997, the Growth Sub-Account was known as the "Common Stock Sub-Account."
(2) Prior to May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies.
(3) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values shown are based on the value of VIST Cash Management Portfolio shares held for the periods shown.
(4) Prior to May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."

                                   THE COMPANY


First Variable Life Insurance Company (the "Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the annuity business. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which in turn is beneficially owned by Irish Life plc. ("Irish Life"). ILoNA also owns Interstate Assurance Company ("Interstate") of Des Moines, Iowa. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States and France. As of the end of 1996, the Irish Life consolidated group had in excess of $11 billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986, which is the holding company of Interstate and the Company.


The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers. This rating is assigned to companies that have a strong ability to meet obligations to policyholders over a long period of time. The Company also has an AA (Double-A) rating from Duff & Phelps Credit Rating Co. and an AA(Double A minus) from Standard & Poor's on claims paying ability. The financial strength of the Company may be relevant with respect of the Company's ability to satisfy its General Account obligations under the Contracts.


The Company may publish in advertisements and reports to Owners, the ratings and other information assigned it by one or more independent rating services. Further, the Company may publish charts and other information concerning dollar cost averaging, tax-deferral and other investment methods.


                              THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Arkansas insurance law on December 4, 1979. This segregated asset account has been designated First Variable Annuity Fund E (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations. The Separate Account meets the definition of a "separate account" under the federal securities laws.


The Separate Account is divided into Sub-Accounts, with each Sub-Account invested in one Portfolio of a selected Fund. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments and Contract Value allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                               INVESTMENT OPTIONS

Owners of a Contract may allocate Purchase Payments and Contract Value to one or more Sub-Accounts of the Separate Account and to the General Account. Each Sub-Account invests exclusively in a Portfolio of a selected Fund. A brief summary of the Funds and the investment objectives of the currently available Portfolios is set forth below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios which are included with this prospectus. The prospectuses for the Funds may describe other portfolios that are not available under a Contract. THERE IS NO ASSURANCE THAT THE AVAILABLE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES. Investors should read this prospectus and the prospectuses for the Funds carefully before investing. To obtain prospectuses for the Funds, write the Company at its Variable Service Center or call the number shown on the cover page.


Variable Investors Series Trust


Variable Investors Series Trust ("VIST") has been established to act as one of the funding vehicles for the Contracts offered. VIST is managed by First Variable Advisory Services Corp. ("Investment Adviser"), a wholly-owned subsidiary of the Company. The Investment Adviser retains the services of sub-advisers pursuant to Sub-Advisory Agreements to manage the assets of the Portfolios of VIST as follows: Federated Investment Counseling with respect to the High Income Bond Portfolio, Value Line, Inc. with respect to the Multiple Strategies Portfolio and the Growth Portfolio, Strong Capital Management, Inc. with respect to the U.S. Government Bond Portfolio, State Street Bank and Trust Company with respect to the Matrix Equity Portfolio, Keystone Investment Management Company with respect to the World Equity Portfolio, Warburg Pincus Counsellors, Inc. with respect to the Growth & Income Portfolio and Pilgrim, Baxter & Associates, Ltd. with respect to the Small Cap Growth Portfolio. Prior to April 1, 1994, INVESCO Capital Management, Inc. was the investment adviser of VIST. VIST is an open-end management investment company. While a brief summary of the investment objectives of the Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current VIST Prospectus which is included with this Prospectus. Purchasers should read this Prospectus and the VIST Prospectus carefully before investing.

VIST is intended to meet differing investment objectives with its currently available separate Portfolios: Growth Portfolio, Growth & Income Portfolio, High Income Bond Portfolio, Matrix Equity Portfolio, Multiple Strategies Portfolio, Small Cap Growth Portfolio, U.S. Government Bond Portfolio and World Equity Portfolio. The investment objectives of the Portfolios are as follows:



Omitted paragraph




Growth Portfolio. The investment objective of this Portfolio is capital growth which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income when consistent with its primary objective. Prior to May 1, 1997, this Portfolio was known as the "Common Stock Portfolio."

Growth & Income Portfolio. The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

High Income Bond Portfolio. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed-income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity), see "Investment Objectives and Policies of the Portfolios - High Income Bond Portfolio" in the VIST prospectus.

Matrix Equity Portfolio. The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different policies, but maintained the same investment objective.


Multiple Strategies Portfolio. The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.

Small Cap Growth Portfolio. The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with market capitalization or annual revenues under $1 billion at the time of purchase. Prior to May 1, 1997, this Portfolio was known as the "Small Cap Portfolio."


U.S. Government Bond Portfolio. The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.

World Equity Portfolio. The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Policies and Techniques Applicable to all Portfolios" in the VIST prospectus for a discussion of the risks involved in investing in foreign securities.


Omitted Paragraph


Federated Insurance Series


Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.


Prime Money Fund II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Prime Money Fund II is neither insured nor guaranteed by the U.S. Government.


Omitted Paragraph


General Account Option


This Prospectus is generally intended to describe the Contract and Separate Account. Because of certain exemptive and exclusionary provisions, interest in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account.

The Company guarantees that it will credit interest to Contract Value in the General Account at a minimum rate of 3% per year. Additional amounts of "current" interest may be credited by the Company in its sole discretion. The initial current interest rate will be guaranteed for at least one year. New Purchase Payments and transfers from the Separate Account allocated to the General Account may each receive different current interest rate(s) than the current interest rate(s) credited to Contract Value existing in the General Account. The Company determines current interest rates in advance and credits interest daily to General Account Value.


Voting Rights


In accordance with its view of present applicable law, the Company will vote the shares of VIST and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither VIST nor Federated holds regular meetings of shareholders.

Shares of VIST and Federated are sold to the Company for allocation to the Separate Account (Fund E) in connection with the Contracts, and for allocation to other separate accounts funding other variable annuity contracts and variable life insurance policies issued, or to be issued, by the Company. Shares of VIST and Federated may also be sold to other insurance companies, either affiliated or unaffiliated with the Company, for the same purpose. It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in one or more of VIST's Portfolios or Federated simultaneously if the interests of variable annuity and variable life policyholders differ. The Board of Trustees of VIST and Trustees of Federated intend to monitor events to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting.


Substitution of Other Securities


If other shares of VIST or Federated (or any Portfolio within the Funds), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.


                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Separate Account. These charges and deductions are:

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the death benefit. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Charge

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Charge which is equal, on an annual basis, to .25% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. In addition, the Company incurs administrative costs in that it permits the Owner to make unlimited transfers without the imposition of any fee or charge. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Annual Contract Maintenance Charge

The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. During both the Accumulation Period and the Annuity Period, if the Contract Value on a Contract Anniversary is at least $50,000 , then no Annual Contract Maintenance Charge will be deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Annual Contract Maintenance Charge will be deducted at the time of the total withdrawal. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the General Account and/or canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. When the Contract is withdrawn for its full Withdrawal Value, on other than the Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Annuity Date is not a Contract Anniversary, a pro rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. After the Annuity Date, the Annual Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. The Company currently intends to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

Elimination or Reduction of Charges and Deductions

The charges and deductions on a Contract may be reduced or eliminated, in whole or in part, when sales of Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales or administration expenses. Any reduction will be determined by the Company after examination of relevant factors such as:

o the size and type of group to which sales are to be made because expenses for a larger group are generally less than for a smaller group since large numbers of Contracts may be implemented and administered with fewer contacts;

o the total amount of Purchase Payments to be received because expenses are likely to be less on larger Purchase Payments than on smaller ones;

o any prior or existing relationship with the Company because of the likelihood of implementing the Contract with fewer contacts; and

o other circumstances, of which the Company is not presently aware, which could result in reduced expenses.

Charges may also be eliminated when a Contract is issued to an officer, director employee or agent of the Company or any of its affiliates. In no event will reductions or elimination of the charges be permitted where reductins or elimination will be unfairly discriminatory to any person.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law. (See "Tax Status -- Income Tax Withholding.")

Deduction for Expenses of the Funds


     There are other deductions from and expenses paid out of the assets of the Funds which are described in the accompanying prospectuses of VIST and Federated.


                                  THE CONTRACTS

Application and Issuance of a Contract

An application must be completed and submitted to the Company to purchase a Contract, together with the minimum required initial Purchase Payment. (See "Purchase Payments.") A Contract ordinarily will be issued with respect to Owners and Annuitant up to Age 85. Investors in Qualified Contracts for Owners and Annuitants beyond Age 70 1/2 should consult with qualified tax advisers on the impact of minimum distribution requirements under their existing retirement plans. Any required annual minimum distribution amount should be withdrawn from an existing retirement plan before amounts are transferred to purchase a Qualified Contract. (See "Tax Status Treatment of Withdrawals--Qualified Contracts.")

The Owner, Annuitant, and Beneficiary of a Contract are initially designated in the application and subject to the Company's underwriting rules. If the application for a Contract is in good order, the Company will apply the Purchase Payment within 2 business days of receipt: (a) to the Separate Account and credit the Contract with Accumulation Units; and/or (b) to the General Account and credit the Contract with dollars. If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the Purchase Payment within 5 business days. The Company will not retain a Purchase Payment for more than 5 business days while processing an incomplete application unless it has been authorized by the purchaser. The Company may decline any application.

Free Look Right. An Owner has the right to review a Contract during an initial inspection period specified in the Contract and , if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Contract Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look" period is at least 10 days, and may be greater depending on state requirements.


Delayed Investment Start Date. Purchase Payments are generally allocated to the Sub-Accounts or to the General Account as selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Prime Money Fund II Sub-Account for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Sub-Account(s) designated by the Owner. If the Company elects to delay such initial investments in Sub-Accounts, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or (ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).


On the date of this Prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Contract.

Ownership

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. Upon the death of the Annuitant, the Beneficiary is the Owner. The Owner may change the Owner at any time prior to the Annuity Date. A change of Owner will automatically revoke any prior designation of Owner. A request for change must be: (1) made in writing; and (2) received by the Company at the Variable Service Center. The change will become effective as of the date the written request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Internal Revenue Code Section 72(u), a deferred annuity contract held by a corporation or entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the Owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person.

Assignment

The Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment. If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Transfers by the Company

The Company may, subject to applicable regulatory approvals and various state statutes, transfer its obligations under the Contracts to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

Beneficiary

The Beneficiary is named in the forms provided by the Company, unless changed, and is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor(s) as follows:

     (1) to the primary Beneficiaries who survive the Owner's death; or if there are none,

     (2) to the contingent Beneficiaries who survive the Owner's death; or if there are none,

     (3)  to the estate of the Owner.

Change of Beneficiary

Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change may be made by filing a written request with the Company at its Variable Service Center. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

Transfers of Contract Values During the Accumulation Period


During the Accumulation Period, an Owner may initiate a transfer of Contract Value by either written or telephone request. (See "Telephone Transactions.") The transfer will be made without the imposition of any fee or charge subject to the following:

     (1) The minimum amount which may be transferred is the lesser of (i) $1,000; or (ii) the Owner's entire interest in the Account, if less. A minimum Contract Value of $1,000 must remain in the Account after a transfer.

     (2) All Purchase Payments and transfers allocated to the General Account must remain in the General Account for one year prior to any transfer from the General Account.

     (3) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

     (4) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the "Suspension of Payments or Transfers" provision, below, to terminate, suspend or modify the transfer privileges described above.

Programmed or other frequent requests to transfer all or part of an Account by, or on behalf of, an Owner may have a detrimental effect on the Investment Option share values held in the Separate Account. The Company may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an Owner or a group of Owners if it is informed that the purchase or redemption of shares of one or more of the Investment Options is to be restricted because of excessive trading, or if a specific transfer or group of transfers is deemed to have a detrimental effect on an Accumulation Unit Value or Investment Option share prices.

The Company may also at any time suspend or cancel its acceptance of third party authorizations on behalf of an Owner, or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. The restrictions will not be imposed, however, if the Company is given satisfactory evidence that : (a) the third party has been appointed by the Owner to act on the Owner's behalf for all financial affairs; or (b) the third party has been appointed by a court of competent jurisdiction to act on the Owner's behalf.


Telephone Transactions


An Owner may initiate various transactions by telephone. The Variable Service Center (1-800-845-0689) is available for telephone transfers of Account Value, notification of change of address, change of premium allocations among Investment Options, partial withdrawal requests and systematic withdrawals.

The Company's automated information line (1-800-59-FUNDS) is available for current information on Accumulation Unit Values, current Account Value, and may be made available for telephone transfers of Account Value.

If there are joint owners of a Contract, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. Requests for transfers or reallocations by telephone will be automatically permitted. The Company will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company to be genuine will be the Owner's responsibility, including losses arising from any errors in the communication of instructions. As a result of this, the Owner will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to dishonored or fraudulent instructions.


Death of the Annuitant

Upon the death of the Annuitant prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. However, if the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new

Annuitant may not be designated. (See "Death of the Owner," below.) Upon the death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

Death of the Owner

Upon the death of the Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Owner. The Death Benefit will be the greater of:

     (1)  the Purchase Payments, less any withdrawals; or

     (2)  the Contract Value.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for the payment method. The Beneficiary can elect to have a single lump sum payment or choose one of the Annuity Options. If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may only be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

     (1) the Beneficiary elects to have the Death Benefit payable under an Annuity Option over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of death; or

     (2) if the Beneficiary is the spouse of the Owner, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

If there are Joint Owners, any reference to the death of the Owner shall mean the first death of an Owner. The Contract can be held by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated in writing to the Company.

                               ANNUITY PROVISIONS

Annuity Date and Annuity Option

The Owner selects an Annuity Date and Annuity Option at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday. If no Annuity Option is elected, Option B with a 120 month guarantee will automatically be applied.

Change in Annuity Date and Annuity Option

Prior to the Annuity Date, the Owner may change the Annuity Date. Any changes must be in writing and must be requested at least seven (7) days prior to the new Annuity Date. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday.

The Owner may, upon written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option. Any change must be requested at least seven (7) days prior to the Annuity Date.

Allocation of Annuity Payments

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the Annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Separate

Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

Transfers During the Annuity Period

During the Annuity Period, the Owner may transfer, by written request, Contract Values among the Accounts without the imposition of any fee or charge. Once each Contract Year, an Owner may transfer Contract Values from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account. Amounts transferred from a Sub-Account to the General Account are subject to certain procedures set out in the Contract.

Annuity Options

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract for Variable Annuity Payments are based on a four percent (4%) assumed investment rate. If the actual net investment rate exceeds four percent (4%) Variable Annuity payments will increase. Conversely, if the actual rate is less than four percent (4%), Variable Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Variable Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Separate Account in accordance with the allocation of the Contract Value to the Sub-Account on the Annuity Date. Thereafter, allocations may not be changed except as provided in "Transfers During the Annuity Period," above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the applicable portion of the Annual Contract Maintenance Charge.

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

Option A. Life Annuity. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. An annuity payable monthly during the lifetime of the Annuitant and in any event for sixty (60), one hundred twenty (120), one hundred eighty (180) or two hundred forty (240) months certain as selected.

Option C. Joint and Survivor Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable during the joint lifetime, as chosen.

Option D. Joint and Contingent Annuity. An annuity payable monthly during the lifetime of the Annuitant and continuing during the lifetime of a designated second person after the Annuitant's death. The second person's annuity payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable, as chosen.

Option E. Fixed Payments for a Period Certain. An annuity payable monthly for a fixed amount for any specified period (at least five (5) years but not exceeding thirty (30) years), as chosen.

Annuity Options A, B, C & D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Annuity Option E is available on a Fixed Annuity basis only.

Frequency and Amount of Annuity Payments

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000, the Company has the right to pay the amount in one single lump sum in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity Payment or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

                      PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments

The Contracts are purchased under a flexible Purchase Payment plan. The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment is $20,000 for Non-Qualified Contracts. The minimum initial Purchase Payment for Qualified Contracts is $2,000. The maximum subsequent Purchase Payment is $1,000,000 and the minimum subsequent Purchase Payment is $500 for Non-Qualified Contracts and $100 for Qualified Contracts. The Company reserves the right to decline any Application or Purchase Payment.

Allocation of Purchase Payments

Purchase payments are allocated to the General Account or appropriate Sub-Account(s) within the Separate Account as selected by the Owner. Unless elected otherwise by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account as of the Valuation Period during which the Purchase Payment is allocated to the Sub-Account. Purchase Payments allocated to the General Account are credited in dollars.

Under certain circumstances, the Company may delay the initial investment of Purchase Payments to be allocated to Investment Options in the Separate Account, but it does not currently do so. (See "The Contracts - Application and Issuance of a Contract -- Delayed Investment Start Date.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts for each month or quarter from the Prime Money Fund II Sub-Account or the General Account to any Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. An Owner must have a minimum of $6,000 of Contract Value in the Prime Money Fund II Sub-Account or the General Account, or the amount required to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the same day of each month or quarter (or the next Valuation Date if the same day of the month or quarter is not a Valuation Date). Under certain circumstances, there may be restrictions with respect to an Owner's ability to participate in the Dollar Cost Averaging program and limitations on the amounts that can be transferred from the General Account to any Sub-Account(s). An Owner participating in the Dollar Cost Averaging Program may not make systematic withdrawals of his or her Contract Value. (See "Withdrawals -- Systematic Withdrawals". )


Distribution

First Variable Capital Services, Inc. ("FVCS"), 10 Post Office Square, 12th Floor, Boston, MA 02109, acts as the distributor of the Contracts. FVCS is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis through FVCS and approved broker-dealers who are members of the National Association of Securities Dealers, Inc.

The Company and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered-representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker dealer may vary with the sales agreement, but are not expected to exceed 1.2% of Purchase Payments and a trail commission each year in the amount of 1% of Contract Value beginning in the 13th month after the Issue Date. The Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge to pay the trail commissions. Broker-dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

Contract Value

The Contract Value of the Contract on any Valuation Date is the sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Purchase Payment by the value of an Accumulation Unit as of the Valuation Period during which the Purchase Payment is allocated to the Separate Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1)  is the net result of:

          (a) the assets of the Sub-Account attributable to Accumulation Units; plus or minus

          (b) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account;

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge (see "Charges and Deductions"); and

     (3) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   WITHDRAWALS


While the Contract is in force and before the Annuity Date, the Owner may elect in writing to withdraw all of a Contract's Withdrawal Value, or may elect in either writing or by telephone to have part of a Contract's Withdrawal Value. (See "Telephone Transactions".) Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above-mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request in good order, unless the "Suspension of Payments or Transfers" provision is in effect. The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

          (a)  any applicable taxes not previously deducted; and

          (b)  any applicable Annual Contract Maintenance Charge.


Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or the General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawals


As stated above, an Owner may request a withdrawal of the Contract's Withdrawal Value. In addition, and subject to any conditions and fees the Company may impose, an Owner may elect to make equal periodic withdrawals ("systematic withdrawals") of his or her Contract Values by either written or telephone request. (See "Telephone Transactions.") Currently, there are no charges for systematic withdrawals.

Under the program, systematic withdrawals are made on the same day (or next Valuation Date of each month or quarter. Systematic withdrawals are transferred automatically to an Owner's bank account, provided the account is maintained at a bank that is a member of the Automated Clearing House (ACH). The right to a 10% free single sum withdrawal is forfeited. Systematic withdrawals are not allowed simultaneously with the dollar cost averaging program. Owners less than 59 1/2 who participate in this program may be subject to a 10% penalty tax surcharge. (See "Tax Status - Tax Treatment of Withdrawals -Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts.")


Texas Optional Retirement Program. A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: a) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request; b) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments for withdrawals or transfers for any period when:

          (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings)

          (2)  trading on the New York Stock Exchange is restricted;

          (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

          (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.

                             PERFORMANCE INFORMATION

Prime Money Fund II Portfolio

From time to time, the Prime Money Fund II Sub-Account of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Prime Money Fund II Sub-Account refers to the income generated by Contract Values in the Prime Money Fund II Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Prime Money Fund II Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge.


Other Portfolios

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Contract Maintenance Charges, as well as any asset-based charges.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Stock Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Atlanta and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

                                   TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Investment Advisor for the Trust, and that Prime Money Fund II will be managed by its investment adviser to comply with the diversification requirements set forth in Section 817(h) of the Code and Treas. Reg. 1.817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person or to Contracts held by a tax-qualified retirement plan described in Sections 401,403(a), 403(b), 408, or 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -- Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -Qualified Contracts" and "Tax Sheltered Annuities.") Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Section 457 Plans. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan.


Tax Treatment of Withdrawals -- Qualified Contracts


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and
(g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2, or retires, whichever is later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exemption applies.

Tax-Sheltered Annuities -- Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Item                                                                       Page
----                                                                       ----
Company.................................................................
Independent Auditors....................................................
Legal Opinions..........................................................
Distributor.............................................................
Yield Calculation for Prime Money Fund II Sub-Account...................
Performance Information.................................................
Annuity Provisions......................................................
   Variable Annuity.....................................................
   Fixed Annuity........................................................
   Annuity Unit.........................................................
   Mortality and Expense Guarantee......................................
Financial Statements....................................................

                                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                 CAPITAL NO LOAD
                      INDIVIDUAL FLEXIBLE PAYMENT DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACTS


                                    issued by

                          FIRST VARIABLE ANNUITY FUND E
                                       and
                      FIRST VARIABLE LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 19_ FOR THE INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT 10 POST OFFICE SQUARE, BOSTON, MASSACHUSETTS 02109, (800) 228-1035.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, ____

                                TABLE OF CONTENTS


                                                                           Page
                                                                           ----
Company.................................................................
Independent Auditors....................................................
Legal Opinions..........................................................
Distributor.............................................................
Yield Calculation For Prime Money Fund II Sub-Account...................
Performance Information.................................................
Annuity Provisions......................................................
  Variable Annuity......................................................
  Fixed Annuity.........................................................
  Annuity Unit..........................................................
  Mortality and Expense Guarantee.......................................
Financial Statements....................................................

                                     COMPANY

     Information regarding the Company and its ownership is contained in the Prospectus.

                              INDEPENDENT AUDITORS


      The Company's independent auditor is Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The consolidated balance sheets for the Company as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity and cash flows for the years then ended and for the period September 22, 1994 through December 31, 1994, and the financial statements for First Variable Annuity Fund E as of December 31, 1996 and for the periods indicated included in this Statement of Additional Information, which is incorporated by reference into the Prospectus, have been so included in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of said Firm as experts in auditing and accounting.


                                 LEGAL OPINIONS


Legal matters in connection with the Contracts have been reviewed by the Company's Legal Department. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and tax laws.


                                   DISTRIBUTOR

      First Variable Capital Services, Inc. ("FVCS") acts as the distributor. FVCS is a wholly-owned subsidiary of the Company. The offering is on a continuous basis.

              YIELD CALCULATION FOR PRIME MONEY FUND II SUB-ACCOUNT


      The Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date calculation. For the seven calendar days ended December 31, 1996, the annualized yield for the Prime Money Fund II Sub-Account was 5.25% and the effective yield was 5.34%, based on the performance of shares of the VIST Cash Management Portfolio then held in the Separate Account.

      The current yield of the Prime Money Fund II Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

      The Prime Money Fund II Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Prime Money Fund II Sub-Account assets.


      Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.


      The yields quoted should not be considered a representation of the yield of the Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                             PERFORMANCE INFORMATION

      From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deductions of a 1.25% Mortality and Expense Risk Charge, a .25% Administrative Charge, the investment advisory fee for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charges.

      The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of time periods described. The formula used in these calculations is:

                                 [P(1+T)^n]=ERV

      P    =  a hypothetical initial payment of $1,000
      T    =  average annual total return
      n    =  number of years
      ERV  =  ending redeemable value at the end of n years (or fractional portion thereof) of the hypothetical initial $1,000 payment.


The annualized total returns as of December 31, 1996 and for the life of the Portfolio in each Sub-Account are listed below:

                                          1 YEAR    LIFE OF PORTFOLIO
                                          ------    -----------------

Growth (inception 11/195) .............     23.9          21.583%
Growth & Income (inception 11/1/95) ...     10.5          14.754%
High Income (inception 11/1/95) .......     12.5          12.236%
Matrix Equity (inception 11/1/95) .....      3.0           7.998%
Multiple Strategies (inception 11/1/95)     16.5          15.488%
Small Cap Growth (inception 11/1/95) ..     25.5          25.220%
US Govt (inception 11/1/95) ...........      0.8           3.282%
World Equity (inception 11/1/95) ......     10.6          11.288%

The Company may also advertise non-standardized performance information which does not include all charges.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:



                           Yield = 2 [{a-b/cd+1)^6-1]

   Where:

    a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

    b = Expenses accrued for the period (net of reimbursements).

    c = The average daily number of Accumulation Units outstanding during the period.

    d = The maximum offering price per Accumulation Unit on the last day of the period.


The US Government Bond Sub-Account of the Separate Account yield for the period ended December 31, 1996 was 6.38%.

The High Income Bond Sub-Account of the Separate Account yield for the period ended December 31, 1996 was 8.51%.


      Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Variable Annuity

      A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount: and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

            (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


            (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Annual Contract Maintenance Charge.

Fixed Annuity

      A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit

      The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10.

      The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) and multiplying the result by a factor which neutralizes the assumed investment rate of 4% contained in the Annuity Tables where:

      1.    is the net result of:

            a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

            b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account;

      2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge.

      3. is the number of Annuity Units outstanding at the end of the Valuation Period.

      The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Mortality and Expense Guarantee

      The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

      The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              Financial Statements

      First Variable Life Insurance Company--First Variable Annuity Fund E

                          Year ended December 31, 1996

                         Report of Independent Auditors

To the Board of Directors of First Variable Life Insurance Company and Contract Owners of First Variable Annuity Fund E

We have audited the accompanying statement of assets, liabilities and contract owners' equity of First Variable Life Insurance Company--First Variable Annuity Fund E as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1996 by correspondence with Variable Investors Series Trust. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Variable Life Insurance Company--First Variable Annuity Fund E at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                       s/Ernst & Young LLP
                                                       -------------------
                                                       Ernst & Young LLP

Boston, Massachusetts
January 31, 1997

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                      Statement of Assets, Liabilities and
                             Contract Owners' Equity

                                December 31, 1996

                                                                                     High
                                                        Cash         Common         Income      Multiple
                                                     Management       Stock          Bond      Strategies   Tilt Utility
                                         Total        Division      Division       Division     Division      Division
                                    --------------------------------------------------------------------------------------
Assets
Investments in Variable
   Investors Series Trust, at value
   (cost $133,237,828)               $137,890,098     $6,973,163   $25,912,691    $11,899,073   $27,156,998  $12,629,143

Receivable from First Variable
   Life Insurance Company                   2,980
                                    --------------------------------------------------------------------------------------

Total                                $137,893,078     $6,973,163   $25,912,691    $11,899,073   $27,156,998  $12,629,143
                                    ======================================================================================

Liabilities
Payable to First Variable Life
   Insurance Company                 $     16,981     $   11,457   $       116    $       868   $     1,536  $       162
                                    --------------------------------------------------------------------------------------
Total liabilities                          16,981         11,457           116            868         1,536          162

Contract owners' equity:
   Annuity contracts in payment
     period                               253,187        235,371        17,816
   Variable annuity contract
     owners' equity                   137,622,910      6,726,335    25,894,759     11,898,205    27,155,462   12,628,981
                                    --------------------------------------------------------------------------------------
Total contract owners' equity         137,876,097      6,961,706    25,912,575     11,898,205    27,155,462   12,628,981
                                    --------------------------------------------------------------------------------------

Total liabilities and contract
   owners' equity                    $137,893,078     $6,973,163   $25,912,691    $11,899,073   $27,156,998  $12,629,143
                                    ======================================================================================

                                       U.S.
                                    Government      World      Growth &
                                       Bond        Equity       Income      Small Cap
                                     Division     Division     Division      Division
                                    ---------------------------------------------------
Assets
Investments in Variable
   Investors Series Trust, at value
   (cost $133,237,828)               $7,610,921   $21,776,961  $10,275,650  $13,655,498

Receivable from First Variable
   Life Insurance Company                                                         2,980
                                    ---------------------------------------------------

Total                                $7,610,921   $21,776,961  $10,275,650  $13,658,478
                                    ===================================================

Liabilities
Payable to First Variable Life
   Insurance Company                 $      245   $     1,746  $      851
                                    ---------------------------------------------------
Total liabilities                           245         1,746         851

Contract owners' equity:
   Annuity contracts in payment
     period
   Variable annuity contract
     owners' equity                   7,610,676    21,775,215   10,274,799  $13,658,478
                                    ---------------------------------------------------
Total contract owners' equity         7,610,676    21,775,215   10,274,799   13,658,478
                                    ---------------------------------------------------

Total liabilities and contract
   owners' equity                    $7,610,921   $21,776,961  $10,275,650  $13,658,478
                                    ===================================================


See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                             Statement of Operations

                          Year ended December 31, 1996

                                                                                 High
                                                        Cash         Common     Income      Multiple
                                                     Management       Stock      Bond      Strategies   Tilt Utility
                                         Total        Division      Division   Division     Division      Division
                                    --------------------------------------------------------------------------------
Investment income:
   Dividends                          $ 7,973,892     $492,996   $1,522,709   $  755,468  $ 2,964,646    $ 933,232

Expenses:
   Fees paid to First Variable Life
     Insurance Company:
          Risk and administrative
           charges                      1,706,523      148,033      294,351      124,172      330,354      198,150
                                    --------------------------------------------------------------------------------
Total expenses                          1,706,523      148,033      294,351      124,172      330,354      198,150
                                    --------------------------------------------------------------------------------
Net investment income (loss)            6,267,369      344,963    1,228,358      631,296    2,634,292      735,082

Realized and unrealized gain (loss)
  on investments:
     Realized gain (loss) on Series
       Trust:
         Variable Investors Series
           Trust shares redeemed        8,170,635                 2,738,627      390,298    2,254,416      227,868
     Net unrealized appreciation
       (depreciation) on
       investments during the year     (1,058,566)                  335,516       42,516   (1,259,021)    (600,941)
                                    --------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                7,112,069                 3,074,143      432,814      995,395     (373,073)
                                    --------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations          $13,379,438     $344,963   $4,302,501   $1,064,110  $ 3,629,687    $ 362,009
                                    ================================================================================

                                        U.S.
                                     Government      World      Growth &
                                        Bond        Equity       Income      Small Cap
                                      Division     Division     Division      Division
                                    --------------------------------------------------
Investment income:
   Dividends                        $  586,190   $  590,302     $ 88,369   $   39,980

Expenses:
   Fees paid to First Variable Life
     Insurance Company:
          Risk and administrative
           charges                     107,867      276,417      102,635      124,544
                                    --------------------------------------------------
Total expenses                         107,867      276,417      102,635      124,544
                                    --------------------------------------------------
Net investment income (loss)           478,323      313,885      (14,266)     (84,564)

Realized and unrealized gain (loss)
  on investments:
     Realized gain (loss) on Series
       Trust:
         Variable Investors Series
           Trust shares redeemed       (80,014)   1,545,356      208,000      886,084
     Net unrealized appreciation
       (depreciation) on
       investments during the year    (320,136)      26,985      133,352      583,163
                                    --------------------------------------------------
Net realized and unrealized gain
   (loss) on investments              (400,150)   1,572,341      341,352    1,469,247
                                    --------------------------------------------------
Net increase in net assets
   resulting from operations        $   78,173   $1,886,226     $327,086   $1,384,683
                                    ==================================================

See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                       Statements of Changes in Net Assets

                                                                       Cash Management            Common Stock
                                                Total                     Division                  Division
                                         1996           1995         1996          1995         1996        1995
                                    ----------------------------------------------------------------------------------
Operations
Net investment income (loss)        $   6,267,369  $   5,352,071  $    344,963  $   321,757   $ 1,228,358 $   764,949
Realized gain (loss) on Variable
   Investors Series Trust shares        8,170,635         47,339                                2,738,627     892,623
   redeemed
Net unrealized appreciation
   (depreciation)                      (1,058,566)    11,878,900                                  335,516   2,078,887
   on investments during the year
                                    ----------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations           13,379,438     17,278,310       344,963      321,757     4,302,501   3,736,459

From contract owner transactions
Net proceeds from sale of
   accumulation                        34,399,440     31,781,440    10,564,557   11,592,315     3,593,917   2,892,495
   units
Cost of accumulation units
   terminated                          (7,267,908)   (16,119,230)  (12,228,761) (10,154,829)    2,067,637         247
   and exchanged
                                    ----------------------------------------------------------------------------------
Increase (decrease) in net assets
   from                                27,131,532     15,662,210    (1,664,204)   1,437,486     5,661,554   2,892,742
   contract owner transactions
                                    ----------------------------------------------------------------------------------

Increase (decrease) in net assets      40,510,970     32,940,520    (1,319,241)   1,759,243     9,964,055   6,629,201
Net assets at beginning of period      97,365,127     64,424,607     8,280,947    6,521,704    15,948,520   9,319,319
                                    ----------------------------------------------------------------------------------
Net assets at end of period          $137,876,097   $ 97,365,127  $  6,961,706  $ 8,280,947   $25,912,575 $15,948,520
                                    ==================================================================================

                                          High Income          Multiple Strategies
                                         Bond Division              Division
                                       1996        1995         1996         1995
                                    --------------------------------------------------
Operations
Net investment income (loss)        $    631,296 $   574,269  $ 2,634,292  $ 1,708,699
Realized gain (loss) on Variable
   Investors Series Trust shares         390,298    (325,633)   2,254,416     (363,483)
   redeemed
Net unrealized appreciation
   (depreciation)                         42,516     763,785   (1,259,021)   3,447,663
   on investments during the year
                                    --------------------------------------------------
Net increase in net assets
   resulting from operations           1,064,110   1,012,421    3,629,687    4,792,879

From contract owner transactions
Net proceeds from sale of
   accumulation                        2,454,662   1,825,744    3,358,539    3,644,779
   units
Cost of accumulation units
   terminated                            804,489    (767,511)  (1,446,981)  (2,723,046)
   and exchanged
                                    --------------------------------------------------
Increase (decrease) in net assets
   from                                3,259,151   1,058,233    1,911,558      921,733
   contract owner transactions
                                    --------------------------------------------------

Increase (decrease) in net assets      4,323,261   2,070,654    5,541,245    5,714,612
Net assets at beginning of period      7,574,944   5,504,290   21,614,217   15,899,605
                                    --------------------------------------------------
Net assets at end of period          $11,898,205  $7,574,944  $27,155,462  $21,614,217
                                    ==================================================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                 Statements of Changes in Net Assets (continued)



                                           Tilt Utility            U.S. Government             World Equity
                                             Division               Bond Division                Division
                                      Year ended December 31    Year ended December 31    Year ended December 31
                                        1996         1995         1996         1995         1996          1995
                                    ------------------------------------------------------------------------------
Operations
Net investment income (loss)        $   735,082  $   491,113  $   478,323  $   695,249  $   313,885  $   682,769
Realized gain (loss) on Variable
   Investors Series Trust shares        227,868     (510,575)     (80,014)    (433,224)   1,545,356      651,108
   redeemed
                                    ------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                      (600,941)   3,134,928     (320,136)   1,155,615       26,985    1,181,856
   on investments during the period
                                    ------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations            362,009    3,115,466       78,173    1,417,640    1,886,226    2,515,733

From contract owner transactions
Net proceeds from sale of
   accumulation                       1,335,852    2,850,015      816,878      833,394    3,279,713    4,087,219
   units
Cost of accumulation units
   terminated                        (2,515,452)  (1,749,546)  (1,357,965)  (3,642,421)   1,330,357      191,892
   and exchanged
                                    ------------------------------------------------------------------------------
Increase (decrease) in net assets
   from                              (1,179,600)   1,100,469     (541,087)  (2,809,027)   4,610,070    4,279,111
   contract owner transactions
                                    ------------------------------------------------------------------------------

Increase (decrease) in net assets      (817,591)   4,215,935     (462,914)  (1,391,387)   6,496,296    6,794,844
Net assets at beginning of period    13,446,572    9,230,637    8,073,590    9,464,977   15,278,919    8,484,075
                                    ------------------------------------------------------------------------------

Net assets at end of period         $12,628,981  $13,446,572  $ 7,610,676  $ 8,073,590  $21,775,215  $15,278,919
                                    ==============================================================================

                                              Growth &
                                         Income Division(1)      Small Cap Division(2)
                                                  Seven months              Eight months
                                      Year ended      ended     Year ended      ended
                                      December 31  December 31  December 31  December 31
                                         1996         1995         1996         1995
                                    ------------------------------------------------------
Operations
Net investment income (loss)        $    (14,266) $    28,149   $  (84,564)  $   85,117
Realized gain (loss) on Variable
   Investors Series Trust shares         208,000       13,164      886,084      123,359
   redeemed
                                    ------------------------------------------------------
Net unrealized appreciation
   (depreciation)                        133,352       44,376      583,163       71,790
   on investments during the period
                                    ------------------------------------------------------
Net increase in net assets
   resulting from operations             327,086       85,689    1,384,683      280,266

From contract owner transactions
Net proceeds from sale of
   accumulation                        3,544,556    2,069,284    5,450,766    1,986,195
   units
Cost of accumulation units
   terminated                          3,068,222    1,179,962    3,010,546    1,546,022
   and exchanged
                                    ------------------------------------------------------
Increase (decrease) in net assets
   from                                6,612,778    3,249,246    8,461,312    3,532,217
   contract owner transactions
                                    ------------------------------------------------------

Increase (decrease) in net assets      6,939,864    3,334,935    9,845,995    3,812,483
Net assets at beginning of period      3,334,935                 3,812,483
                                    ------------------------------------------------------

Net assets at end of period          $10,274,799   $3,334,935  $13,658,478   $3,812,483
                                    ======================================================

See accompanying notes.

(1)From commencement of operations, May 31, 1995.
(2)From commencement of operations, May 4, 1995.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                          Notes to Financial Statements

                                December 31, 1996

1. Organization

First Variable Annuity Fund E (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Each of the nine investment divisions of the Fund are invested solely in the shares of the nine corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

First Variable Life is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is a wholly-owned subsidiary of Irish Life, plc. (Irish
Life) of Dublin, Ireland. First Variable Life is domiciled in the State of Arkansas.

The assets of the Fund are not available to meet the general obligations of First Variable Life or ILoNA and are held for the exclusive benefit of the contract owners participating in the Fund.

The Small Cap Division commenced operations on May 4, 1995, and the Growth & Income Division commenced operations on May 31, 1995.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments

The investments in shares of the Trust are stated at the net asset value per share of the respective portfolios of the Trust. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Trust are reinvested in additional shares of the Trust and are recorded as income by the Fund on the ex-dividend date.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                    Notes to Financial Statements (continued)

2.  Significant Accounting Policies (continued)

Federal Income Taxes

For federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Investments

The following table presents selected data for investments in each of the Portfolios of the Trust at December 31, 1996.

                                                  Number of                                    Net Asset
                                                    Shares                    Cost               Value
                                            ---------------------------------------------------------------
Cash Management Portfolio                          6,973,163           $    6,973,163      $    6,973,163
Common Stock Portfolio                               846,175               23,609,085          25,912,691
High Income Bond Portfolio                         1,297,382               11,929,469          11,899,073
Multiple Strategies Portfolio                      2,138,489               27,166,284          27,156,998
Tilt Utility Portfolio                               828,088               11,901,529          12,629,143
U.S. Government Bond Portfolio                       765,750                7,920,063           7,610,921
World Equity Portfolio                             1,445,849               20,639,767          21,776,961
Growth & Income Portfolio                            827,292               10,097,923          10,275,650
                                                                   ----------------------------------------
Small Cap Portfolio                                  850,860               13,000,545          13,655,498
                                                                   ----------------------------------------
Totals                                                                   $133,237,828        $137,890,098
                                                                   ========================================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                    Notes to Financial Statements (continued)

4. Contract Owners' Equity

Variable annuity contract owners' equity at December 31, 1996 consists of the following:

                                               Accumulation Units    Accumulation Unit
                                                                           Value               Equity
                                              ---------------------------------------------------------------
Policy Forms 7500.1, 7600.1, 7700 and 7750
Cash Management Division                           183,120.999             14.901           $    2,728,686
Common Stock Division (7500.1)                      27,945.432             30.549                  853,705
Common Stock Division                              257,476.378             27.178                6,997,693
High Income Bond Division                           88,313.761             22.890                2,021,502
Multiple Strategies Division                       304,389.714             24.228                7,374,754
Tilt Utility Division                              122,183.190             26.115                3,190,814
U.S. Government Bond Division                      203,127.886             18.970                3,853,336
World Equity Division                              233,749.972             18.022                4,212,642
Growth & Income Division                            23,331.323             12.438                  290,195
Small Cap Division                                  32,278.480             16.292                  525,881
                                                                                        ---------------------
Subtotal                                                                                        32,049,208

Policy Forms 7800 and 20224
Cash Management Division                           297,512.319             12.055                3,586,511
Common Stock Division                              834,688.962             21.155               17,657,840
High Income Bond Division                          520,065.210             18.310                9,522,384
Multiple Strategies Division                       960,499.975             20.213               19,414,603
Tilt Utility Division                              466,606.257             19.947                9,307,396
U.S. Government Bond Division                      213,747.332             15.463                3,305,174
World Equity Division                            1,054,102.540             16.257               17,136,546
Growth & Income Division                           755,872.512             12.409                9,379,621
Small Cap Division                                 787,628.499             16.253               12,801,324
                                                                                        ---------------------
Subtotal                                                                                       102,111,399

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                    Notes to Financial Statements (continued)

4. Contract Owners' Equity (continued)

                                               Accumulation Units    Accumulation Unit
                                                                           Value               Equity
                                              ---------------------------------------------------------------
Policy Form 20230
Cash Management Division                            39,581.977             10.387             $    411,138
Common Stock Division                               30,672.369             12.569                  385,521
High Income Bond Division                           30,955.705             11.446                  354,319
Multiple Strategies Division                        30,934.094             11.835                  366,105
Tilt Utility Division                               11,951.289             10.942                  130,771
U.S. Government Bond Division                       43,540.299             10.385                  452,166
World Equity Division                               37,591.723             11.333                  426,027
Growth & Income Division                            51,501.064             11.747                  604,983
Small Cap Division                                  25,464.909             13.009                  331,273
                                                                                        ---------------------
Subtotal                                                                                         3,462,303
                                                                                        ---------------------
Total                                                                                         $137,622,910
                                                                                        =====================

5. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of Trust shares by the Fund during the year ended December 31, 1996 are shown below.

                                             Purchases           Sales
                                         --------------------------------------
Cash Management Portfolio                    $  39,337,280     $  40,645,084
Common Stock Portfolio                          16,044,781         9,153,125
High Income Bond Portfolio                      10,416,762         6,523,648
Multiple Strategies Portfolio                   20,164,829        15,614,538
Tilt Utility Portfolio                           4,769,770         5,213,454
U.S. Government Bond Portfolio                   3,248,756         3,303,334
World Equity Portfolio                          14,331,796         9,404,565
Growth & Income Portfolio                        8,654,920         2,055,379
Small Cap Portfolio                             13,779,515         5,404,782
                                         --------------------------------------
Totals                                        $130,748,409     $  97,317,909
                                         ======================================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                    Notes to Financial Statements (continued)

6. Expenses

First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.6% for mortality risks, 0.15% for distribution expense risks and .40% for administrative expense risks on policies issued prior to May 1, 1987 which were not exchanged from policy form 7500.1 to policy form 7600.1. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.75% for mortality expense risks and 0.50% for administrative expense risks on policies issued after April 30, 1987 and on policies exchanged for policy form 7600.1. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.85% for mortality risks, 0.40% for expense risks and 0.15% for administrative charges on policies issued under policy forms 7800 and 20224. First Variable Life charges the Fund, based on the value of the Fund, at an annual value of 0.85% for mortality risks, 0.40% for expense risks and 0.25% for administrative charges on policies issued under policy form 20230. Total charges to the Fund for all the policy forms for the year ended December 31, 1996 was $1,706,523.

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

8. Principal Underwriter and General Distributor

First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

                         REPORT OF INDEPENDENT AUDITORS

                         Report of Independent Auditors

The Board of Directors and Stockholder
First Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended and for the period September 22, 1994 (date operations acquired) through December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for the years then ended and for the period September 22, 1994 (date operations acquired) through December 31, 1994, in conformity with generally accepted accounting principles.

                                                     s/Ernst & Young LLP
                                                     -------------------
                                                       Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

                      First Variable Life Insurance Company

                           Consolidated Balance Sheets

                                                                                      December 31
                                                                               1996                 1995
                                                                   -------------------------------------------
Assets
Investments:
   Fixed maturities--available-for-sale, at market (amortized cost:  1996--$278,305,000; 1995--$290,943,000)
                                                                          $294,195,000           $319,589,000
   Equity securities, at market value (cost: $684,000 in 1996 and
     1995)                                                                     691,000                322,000
   Other invested assets                                                        94,000                      --
                                                                   -------------------------------------------
Total investments                                                          294,980,000            319,911,000

Cash and cash equivalents                                                    2,433,000              5,585,000
Accrued investment income                                                    5,636,000              5,943,000
Deferred policy acquisition costs                                            5,486,000              3,046,000
Value of insurance in force acquired                                        19,494,000             16,733,000
Property and equipment, less allowances for depreciation of
   $508,000 in 1996 and $228,000 in 1995
                                                                               649,000                739,000
Goodwill, less accumulated amortization of $329,000 in 1996 and
   $183,000 in 1995                                                          2,594,000              2,740,000
Other assets                                                                 2,273,000                151,000
Assets held in separate accounts                                           176,306,000            132,176,000

                                                                   -------------------------------------------
Total assets                                                              $509,851,000           $487,024,000
                                                                   ===========================================
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits for annuity products                            $239,509,000           $255,694,000
   Unearned revenue reserve                                                     52,000                     --
   Supplementary contracts without life contingencies                       21,008,000             19,543,000
   Deferred income tax liability                                             5,642,000              7,826,000
   Other liabilities                                                           938,000              1,128,000
   Liabilities related to separate accounts                                176,306,000            132,176,000
                                                                   -------------------------------------------
Total liabilities                                                          443,455,000            416,367,000

Commitments and contingencies

Stockholder's equity:
   Capital stock, par value $1.00 per share--authorized 3,500,000 shares, issued and outstanding 2,500,000 shares
                                                                             2,500,000              2,500,000
   Additional paid-in capital                                               53,104,000             53,104,000
   Net unrealized investment gains                                           7,324,000             13,189,000
   Retained earnings                                                         3,468,000              1,864,000
Total stockholder's equity                                                  66,396,000             70,657,000
                                                                   -------------------------------------------

Total liabilities and stockholder's equity                                $509,851,000           $487,024,000
                                                                   ===========================================

See accompanying notes.

                      First Variable Life Insurance Company

                        Consolidated Statements of Income

                                                                                                   Period from
                                                                                            September 22, 1994 (date
                                                                                              operations acquired)
                                                             Year ended December 31                  through
                                                             1996              1995             December 31, 1994
                                                      -----------------------------------------------------------------
Revenues:
   Annuity product charges                                 $  2,408,000       $  1,786,000          $   344,000
   Net investment income                                     23,458,000         23,465,000            5,318,000
   Realized gains on investments                                972,000            900,000              541,000
   Other income                                               1,114,000            829,000              178,000
                                                      -----------------------------------------------------------------
Total revenues                                               27,952,000         26,980,000            6,381,000

Benefits and expenses:
   Annuity benefits                                          16,336,000         16,694,000            4,038,000
   Underwriting, acquisition and insurance
     expenses                                                 7,275,000          6,600,000            1,281,000
   Management fee paid to parent                                480,000            480,000              120,000
   Other expenses                                             1,421,000          1,269,000              214,000
                                                      -----------------------------------------------------------------
Total benefits and expenses                                  25,512,000         25,043,000            5,653,000
                                                      -----------------------------------------------------------------
Income before income taxes                                    2,440,000          1,937,000              728,000

Income taxes                                                    836,000            666,000              135,000
                                                      -----------------------------------------------------------------
Net income                                                 $  1,604,000       $  1,271,000          $   593,000
                                                      =================================================================

See accompanying notes.

                      First Variable Life Insurance Company

           Consolidated Statements of Changes in Stockholder's Equity

                                                       Additional    Net Unrealized                        Total
                                          Capital       Paid-in     Investment Gains     Retained      Stockholder's
                                           Stock        Capital         (Losses)         Earnings          Equity
                                       -------------------------------------------------------------------------------
 Initial capitalization on
   September 22, 1994                    $1,500,000    $49,104,000                                      $50,604,000
   Issuance of 1,000,000 shares of
     capital stock pursuant to stock
     dividend                             1,000,000     (1,000,000)                                              --
   Net income for 1994                           --             --                      $   593,000         593,000
   Change in net unrealized
     investment gains/losses                     --             --     $(3,308,000)              --      (3,308,000)
Balance at December 31, 1994              2,500,000     48,104,000      (3,308,000)         593,000      47,889,000
   Contribution from parent                      --      5,000,000              --               --       5,000,000
   Net income for 1995                           --             --              --        1,271,000       1,271,000
   Change in net unrealized
     investment gains/losses                     --             --      16,497,000               --      16,497,000
                                       -------------------------------------------------------------------------------
Balance at December 31, 1995              2,500,000     53,104,000      13,189,000        1,864,000      70,657,000
   Net income for 1996                           --             --              --        1,604,000       1,604,000
   Change in net unrealized
     investment gains/losses                     --             --      (5,865,000)              --      (5,865,000)
                                       -------------------------------------------------------------------------------

Balance at December 31, 1996             $2,500,000    $53,104,000    $  7,324,000       $3,468,000     $66,396,000
                                       ===============================================================================

See accompanying notes.

                      First Variable Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                                                    Period from
                                                                                              September 22, 1994 (date
                                                                                                operations acquired)
                                                              Year ended December 31                  through
                                                              1996                1995           December 31, 1994
                                                          ------------------------------------------------------------
Operating activities
Net income                                                $   1,604,000       $   1,271,000       $      593,000
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Adjustments related to interest-sensitive
       products:
         Annuity benefits                                    16,336,000          16,694,000            4,038,000
         Annuity product charges                             (2,408,000)         (1,786,000)            (344,000)
   Realized gains on investments                               (972,000)           (900,000)            (541,000)
   Policy acquisition costs deferred                         (2,800,000)         (3,693,000)            (693,000)
   Amortization of deferred policy acquisition costs
                                                                360,000             132,000                8,000
   Provision for depreciation and other amortization
                                                                524,000             481,000              243,000
   Provision for deferred income taxes                          836,000             666,000              135,000
   Other                                                     (1,949,000)         (6,765,000)           1,724,000
                                                      ------------------------------------------------------------------
Net cash provided by operating activities                    11,531,000           6,100,000            5,163,000

Investing activities
Sale, maturity or repayment of investments:
     Fixed maturities--available-for-sale                    21,770,000          19,378,000            5,554,000
     Equity securities                                               --           1,807,000                   --
                                                      ------------------------------------------------------------------
                                                             21,770,000          21,185,000            5,554,000
Acquisition of investments:
   Fixed maturities--available-for-sale                      (7,517,000)        (74,567,000)         (29,543,000)
   Equity securities                                                 --          (1,500,000)                  --
   Other                                                        (94,000)                 --                   --
                                                      ------------------------------------------------------------------
                                                             (7,611,000)        (76,067,000)         (29,543,000)

Other                                                          (193,000)           (252,000)             (81,000)
                                                      ------------------------------------------------------------------
Net cash provided (used) by investing activities             13,966,000         (55,134,000)         (24,070,000)

                      First Variable Life Insurance Company

                                                                                                   Period from
                                                                                             September 22, 1994 (date
                                                                                               operations acquired)
                                                             Year ended December 31                  through
                                                             1996               1995            December 31, 1994
                                                      -----------------------------------------------------------------
Financing activities
Receipts from interest-sensitive products credited
   to policyholder account balances                        $ 58,175,000       $ 67,063,000          $ 14,153,000
Return of policyholder account balances on
   interest-sensitive products                              (86,824,000)       (72,196,000)          (16,285,000)
Contribution from parent                                             --          5,000,000            75,791,000
                                                      -----------------------------------------------------------------
Net cash provided (used) by financing activities
                                                            (28,649,000)          (133,000)           73,659,000
                                                      -----------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents
                                                             (3,152,000)       (49,167,000)           54,752,000

Cash and cash equivalents at beginning of period
                                                              5,585,000         54,752,000                    --
                                                      -----------------------------------------------------------------

Cash and cash equivalents at end of period                $   2,433,000      $   5,585,000          $ 54,752,000
                                                      =================================================================

See accompanying notes.

                      First Variable Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1996

1.  Significant Accounting Policies

Organization and Nature of Business

First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is owned by Irish Life, plc (Irish Life) of Dublin, Ireland. The Company is licensed in 49 states and sells variable and fixed annuity products through regional wholesalers and insurance brokers.

On September 22, 1994, ILoNA purchased the Company for $49,514,000 plus expenses of $1,090,000. The financial statements presented herein represent operations since the date of purchase.

Consolidation

The consolidated financial statements include the Company and its wholly-owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

Investments

Fixed Maturities and Equity Securities

Fixed-maturity securities (bonds) may be categorized as "available-for-sale," "held for investment" or "trading." Fixed-maturity securities which may be sold are designated as "available-for-sale." Available-for-sale securities are reported at market value, and unrealized gains and losses on these securities are included directly in stockholder's equity, net of certain adjustments (see
Note 3). Fixed-maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held-for-investment." Held-for-investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Securities that are bought and held principally for the purpose of selling them in the near term are designated as "trading securities." Unrealized gains and losses on trading securities are included in current earnings. At December 31, 1996 and 1995, all of the Company's fixed-maturity securities are designated as available-for-sale, although the Company is not precluded from designating fixed-maturity securities as held-for-investment or trading at some future date.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

Premiums and discounts on investments are amortized/accrued using methods which result in a constant yield over the securities' expected lives.
Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity securities (common stocks) are reported at market. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity.

Realized Gains and Losses on Investments

The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments. If the Company expects that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Deferred Policy Acquisition Costs and Value of Insurance in Force Acquired

To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILoNA. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the current unamortized balance at 7%.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

These costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Property and Equipment

Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

Goodwill

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Goodwill is being amortized on a straight-line basis over a period of twenty years.

The carrying value of goodwill is regularly reviewed for indicators of impairment in value which, in the view of management, are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such writedowns during the periods ended December 31, 1996, 1995 or 1994.

Future Policy Benefits

Future policy benefit reserves for annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 4.5% to 6.5% in 1996, 4.5% to 6.8% in 1995 and 5.0% to 7.0% in 1994.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

Recognition of Premium Revenues and Costs

Revenues for annuity products consist of policy charges for the cost of insurance, administration charges and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Approximately 22%, 49% and 0% of the direct business written (as measured by premiums received) during the periods ended December 31, 1996, 1995 and 1994, respectively, were written through one wholesaler. The Company's management believes that other broker/dealers could generate the same level of sales on comparable terms. Direct premiums are not concentrated in any geographical area.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

                      First Variable Life Insurance Company

2.  Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Fixed-Maturity Securities: Fair values for fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

     Equity Securities: The fair values for equity securities are based on quoted market prices.

     Other Invested Assets and Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

     Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

                      First Variable Life Insurance Company

2.  Fair Values of Financial Instruments (continued)

     Future Policy Benefits and Supplementary Contracts Without Life
     Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the cost the Company would incur to extinguish the liability; i.e., the cash surrender value.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 at December 31, 1996 and 1995:

                                                 1996                                  1995
                                   ----------------------------------  ----------------------------------
                                     Carrying                              Carrying
                                       Value           Fair Value            Value           Fair Value
                                   ----------------------------------  ----------------------------------
Assets
Fixed maturities--
   available-for-sale                $294,195,000      $294,195,000      $319,589,000      $319,589,000
Equity securities                         691,000           691,000           322,000           322,000
Other invested assets                      94,000            94,000                --                --
Cash and cash equivalents               2,433,000         2,433,000         5,585,000         5,585,000
Assets held in separate
   accounts                           176,306,000       176,306,000       132,176,000       132,176,000

Liabilities
Future policy benefits for
   annuity products                   239,509,000       239,562,000       255,694,000       251,669,000
Supplementary contracts without
   life contingencies
                                       21,008,000        21,008,000        19,543,000        19,543,000
Liabilities related to separate
   accounts                           176,306,000       176,306,000       132,176,000       132,176,000

                      First Variable Life Insurance Company

3.  Investment Operations

Fixed Maturities and Equity Securities

The following tables contain amortized cost and market value information on fixed maturities (bonds) and equity securities (common stocks) at December 31, 1996 and 1995:

                                                             Gross            Gross
                                         Amortized        Unrealized        Unrealized     Estimated Market
                                            Cost             Gains            Losses             Value
                                     ------------------------------------------------------------------------
   December 31, 1996
   Fixed maturities--available-for-
     sale:
        United States Government
          and agencies:
            Mortgage and
              asset-backed                $ 25,641,000    $  1,315,000     $   (105,000)      $ 26,851,000
              securities
            Other                           22,483,000       1,109,000          (20,000)        23,572,000
        State, municipal and other
          governments                        3,994,000         270,000               --          4,264,000
        Public utilities                    81,053,000       6,224,000          (44,000)        87,233,000
        Industrial and miscellaneous
                                           145,134,000       7,406,000         (265,000)       152,275,000
                                     ------------------------------------------------------------------------
   Total fixed maturities--
      available-for-sale                  $278,305,000     $16,324,000     $   (434,000)      $294,195,000
                                     ========================================================================
   Equity securities                      $    684,000     $     7,000     $         --       $    691,000
                                     ========================================================================

   December 31, 1995
   Fixed maturities--available-for-
     sale:
        United States Government
          and agencies:
            Mortgage and
              asset-backed                $ 27,766,000     $ 2,465,000      $  (333,000)      $ 29,898,000
              securities
            Other                           33,823,000       2,937,000          (63,000)        36,697,000
        State, municipal and other
          governments                               --              --               --                 --
        Public utilities                    89,454,000      11,691,000         (698,000)       100,447,000
        Industrial and miscellaneous
                                           139,900,000      12,700,000          (53,000)       152,547,000
                                     ------------------------------------------------------------------------
   Total fixed maturities--
     available-for-sale                   $290,943,000     $29,793,000      $(1,147,000)      $319,589,000
                                     ========================================================================

   Equity securities                      $    684,000     $        --      $  (362,000)      $    322,000
                                     ========================================================================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

The amortized cost and estimated market value of the Company's portfolio of fixed-maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   Estimated
                                                   Amortized         Market
                                                      Cost           Value
                                                -------------------------------

  Due in one year or less                         $  1,011,000   $  1,019,000
  Due after one year through five years             65,683,000     67,758,000
  Due after five years through ten years           102,261,000    107,206,000
  Due after ten years                               83,709,000     91,361,000
  Mortgage and asset-backed securities              25,641,000     26,851,000
                                                -------------------------------
                                                  $278,305,000   $294,195,000
                                                ===============================

The unrealized appreciation or depreciation on fixed-maturity and equity securities available-for-sale is reported as a separate component of stockholder's equity, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized and a provision for deferred income taxes. Net unrealized investment gains (losses) as reported were comprised of the following:

                                                           December 31
                                                     1996            1995
                                                 -------------------------------
  Unrealized appreciation on fixed-maturity
     and equity securities available-for-sale      $ 15,897,000   $ 28,284,000
  Adjustments for assumed changes in
     amortization pattern of:
       Deferred policy acquisition costs             (1,200,000)    (1,200,000)
       Value of insurance in force acquired          (3,600,000)    (7,100,000)
  Provision for deferred income taxes (benefit)      (3,773,000)    (6,795,000)
                                                 -------------------------------
  Net unrealized investment gains                  $  7,324,000   $ 13,189,000
                                                 ===============================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

Net Investment Income

Components of net investment income are as follows:

                                                                                 Period from
                                                                           September 22, 1994 (date
                                                                             operations acquired)
                                             Year ended December 31                through
                                            1996             1995             December 31, 1994
                                       ------------------------------------------------------------
  Income from:
    Fixed maturities--available-for-
      sale                               $ 23,364,000      $22,635,000           $ 4,713,000
    Cash and cash equivalents                 288,000        1,051,000               667,000
                                       ------------------------------------------------------------
                                           23,652,000       23,686,000             5,380,000

  Less investment expenses                   (194,000)        (221,000)              (62,000)
                                       ------------------------------------------------------------

  Net investment income                  $ 23,458,000      $23,465,000           $ 5,318,000
                                       ============================================================

Realized and Unrealized Gains and Losses

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                                                        Period from
                                                                                  September 22, 1994 (date
                                                                                    operations acquired)
                                                 Year ended December 31                   through
                                                1996                1995             December 31, 1994
                                         -------------------------------------------------------------------
   Realized
   Fixed maturities--available-for-sale
                                             $    972,000        $   593,000             $   541,000
   Equity securities                                   --            307,000                      --
                                         -------------------------------------------------------------------

   Realized gains on investments             $    972,000        $   900,000             $   541,000
                                         ===================================================================

   Unrealized
   Fixed maturities--available-for-sale
                                             $(12,756,000)       $33,437,000             $(4,791,000)
   Equity securities                              369,000           (133,000)               (229,000)
                                         -------------------------------------------------------------------
   Change in unrealized
      appreciation/depreciation of
      investments                            $(12,387,000)       $33,304,000             $(5,020,000)
                                         ===================================================================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio (all classified as available-for-sale) for the periods ended December 31, 1996, 1995 and 1994 is as follows:

                                                               Gross           Gross
                                           Amortized         Realized        Realized
                                              Cost             Gains           Losses        Proceeds
                                       -----------------------------------------------------------------
Year ended December 31, 1996
Scheduled principal repayments
   and calls                              $13,416,000      $   329,000     $   (8,000)      $13,737,000
Sales                                       7,382,000          715,000        (64,000)        8,033,000
                                       -----------------------------------------------------------------

Total                                     $20,798,000      $ 1,044,000     $  (72,000)      $21,770,000
                                       =================================================================

Year ended December 31, 1995
Scheduled principal repayments
   and calls                              $ 6,448,000      $   117,000     $  (38,000)      $ 6,527,000
Sales                                      12,337,000          635,000       (121,000)       12,851,000
                                       -----------------------------------------------------------------

Total                                     $18,785,000      $   752,000     $ (159,000)      $19,378,000
                                       =================================================================

Period from September 22, 1994
   (date operations acquired)
    through December 31,1994
Scheduled principal repayments
  and calls                               $ 5,013,000      $   541,000             --       $ 5,554,000
Sales                                              --               --             --                --
                                       -----------------------------------------------------------------

Total                                     $ 5,013,000      $   541,000             --       $ 5,554,000
                                       =================================================================

Income taxes during the periods ended December 31, 1996, 1995 and 1994 include a provision of $331,000, $306,000 and $184,000, respectively, for the tax effect of realized gains.

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

Other

At December 31, 1996, fixed maturities with a carrying value of $8,500,000 were held on deposit with state agencies to meet regulatory requirements.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 1996.

Concentrations of Credit Risk

The Company's investment in public utility bonds at December 31, 1996 represents 30% of total investments and 17% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

4.  Value of Insurance in Force Acquired

The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the periods ended December 31, 1996 and 1995 is as follows:

                                                      Year ended December 31
                                                     1996              1995
                                                 -------------------------------
Excluding impact on net unrealized investment
  gains and losses:
     Balance at beginning of period               $23,833,000      $24,476,000
     Accretion of interest during the period        1,642,000        1,691,000
     Amortization of asset                         (2,381,000)      (2,334,000)
                                                 -------------------------------
Balance prior to impact of net unrealized
  investment gains and losses                      23,094,000       23,833,000
Offset against net unrealized investment
  gains and losses                                 (3,600,000)      (7,100,000)
                                                 -------------------------------

Balance at end of period                          $19,494,000      $16,733,000
                                                 ===============================

                      First Variable Life Insurance Company

4.  Value of Insurance in Force Acquired (continued)

Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 1997--$1,008,000; 1998--$1,113,000; 1999--$1,280,000; 2000--$1,430,000 and 2001--$1,384,000.

5.  Federal Income Taxes

The Company and its subsidiaries each file separate federal income tax returns. Deferred income taxes have been established by the Company and its subsidiaries based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                                   Period from
                                                                             September 22, 1994 (date
                                                                               operations acquired)
                                                 Year ended December 31               through
                                                 1996            1995         December 31, 1994
                                          -----------------------------------------------------------
  Taxes provided in consolidated
     statements of income on income
     before income taxes-deferred
                                             $   836,000      $  666,000         $   135,000
                                          -----------------------------------------------------------
                                                 836,000         666,000             135,000

  Taxes provided in consolidated
     statements of changes in
     stockholder's equity:
       Amounts attributable to change
         in net unrealized investment
         gains/losses during year--
         deferred
                                              (3,022,000)      8,499,000          (1,704,000)
                                          -----------------------------------------------------------

                                             $(2,186,000)     $9,165,000         $(1,569,000)
                                          ===========================================================

                      First Variable Life Insurance Company

5.  Federal Income Taxes (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:

                                                                                    Period from
                                                                                   September 22,
                                                                                    1994 (date
                                                                                     operations
                                                                                     acquired)
                                                  Year ended December 31              through
                                                 1996             1995           December 31, 1994
                                            -------------------------------------------------------

  Income before income taxes                  $ 2,440,000       $ 1,937,000         $  728,000
                                            =======================================================
  Income tax at federal statutory rate
     (34%)                                    $   830,000       $   659,000         $  248,000
  Tax effect (decrease) of:
     Business meals and entertainment
                                                    6,000             5,000              1,000
     Other                                             --             2,000           (114,000)
                                            -------------------------------------------------------

  Income tax expense                          $   836,000       $   666,000         $  135,000
                                            =======================================================

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1996 and 1995 is as follows:

                                                       December 31
                                                1996               1995
                                           -----------------------------------
  Deferred tax assets:
     Future policy benefits                  $ 1,524,000       $  1,859,000
     Operating loss carryforwards              2,245,000          1,540,000
     Other                                        20,000                 --
                                           -----------------------------------
                                               3,789,000          3,399,000
  Deferred tax liabilities:
     Fixed-maturity and equity securities
                                              (4,702,000)        (7,355,000)
     Deferred policy acquisition costs
                                              (1,908,000)        (1,248,000)
     Value of insurance in force acquired
                                              (2,453,000)        (2,280,000)
     Other                                      (368,000)          (342,000)
                                           -----------------------------------
                                              (9,431,000)       (11,225,000)
                                           -----------------------------------

  Deferred income tax liability              $(5,642,000)      $ (7,826,000)
                                           ===================================

                      First Variable Life Insurance Company

5.  Federal Income Taxes (continued)

The Company has federal net operating loss carryforwards reportable on its federal tax return aggregating $6,603,000 at December 31, 1996 which expire from 2009 to 2011.

6.  Retirement and Compensation Plans

Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan sponsored by ILoNA. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996, ILoNA adopted a nonqualified supplemental plan to provide benefits in excess of limitations established by the Internal Revenue Code. The Company records its required contributions as pension expense related to these plans. There were no material contributions to the plan during the periods ended December 31, 1996, 1995 or 1994.

Employees of the Company also are eligible to participate in a contributory defined contribution plan sponsored by ILoNA which is qualified under section 401(k) of the Internal Revenue Code. The plan covers substantially all full-time employees of the Company. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $9,500 in 1996) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors of ILoNA. Pension expense related to this plan was $27,000, $24,000 and $2,000 for the periods ended December 31, 1996, 1995 and 1994, respectively.

The Company also has certain other benefit and incentive plans. These plans are considered immaterial to the consolidated financial statements.

7.  Stockholder's Equity

Common Stock Dividend

On December 14, 1994, the Company's Board of Directors authorized a 2/3-for-1 common stock dividend to increase the Company's capital stock to meet the minimum statutory capital requirement as mandated by certain states in which the Company does business. The additional $1,000,000 was transferred to capital stock from additional paid-in capital.

                      First Variable Life Insurance Company

7.   Stockholder's Equity (continued)

Statutory Limitations on Dividends

The ability of the Company to pay dividends to ILoNA is restricted because prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 1997, this annual limitation aggregates $3,300,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($33,300,000 at December 31, 1996) by which stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

Statutory Accounting Policies

The financial statements of the Company included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is designated as available-for-sale and carried at fair value rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves on certain annuity products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (d) deferred income taxes are provided for the differences between the financial statement and income tax bases of assets and liabilities; (e) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized as gains or losses in the consolidated statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (f) declines in the estimated realizable value of investments are charged to the consolidated statements of income for declines in value, when such declines in value are judged to be other than temporary rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (g) agents' balances and certain other assets designated as "nonadmitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for annuity products consist of policy charges for the cost of insurance, policy administration charges and surrender charges

                      First Variable Life Insurance Company

7.  Stockholder's Equity (continued)

assessed rather than premiums received;(i) pension expense is recognized in accordance with SFAS No. 87, Employers' Accounting for Pensions, rather than in accordance with rules and regulations permitted by the Employee Retirement Income Security Act of 1974; (j) the financial statements of subsidiaries are consolidated with those of the Company and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for the Company, as determined in accordance with statutory accounting practices, was $1,507,000, $1,460,000 and $574,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Total statutory capital and surplus was $33,096,000 at December 31, 1996 and $34,637,000 at December 31, 1995.

The National Association of Insurance Commissioners currently is in the process of codifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. That project, which is expected to be completed in 1997, will likely change, to some extent, statutory accounting practices. The codification may result in changes to the permitted or prescribed accounting practices that the Company uses to prepare its statutory-basis financial statements.

8.  Commitments and Contingencies

The Company leases its home office space and certain other equipment under operating leases which expire through 2001. During the periods ended December 31, 1996, 1995 and 1994, rent expense totaled $206,000, $419,000 and $81,000, respectively. At December 31, 1996, minimum rental payments due under all noncancelable operating leases with initial terms of one year or more are:

  Year ending December 31:
     1997                                          $  230,000
     1998                                             230,000
     1999                                             238,000
     2000                                             241,000
     2001                                              61,000
                                                --------------

                                                   $1,000,000
                                                ==============

                      First Variable Life Insurance Company

8.  Commitments and Contingencies (continued)

The Company is involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. Management and its legal counsel do not believe any of these claims will result in a material loss to the Company.

Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. However, the economy and other factors have caused a number of failures of substantially larger companies since that time. At December 31, 1996 and 1995, the Company has accrued $180,000 and $140,000, respectively, for guaranty fund assessments based on its historical experience and information available from those making guaranty fund assessments.

                                     PART C

                          FIRST VARIABLE ANNUITY FUND E

                                     PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

      The following financial statements of Fund E are contained in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Statement of Assets, Liabilities and Contract Owners' Equity.

      3.    Statement of Operations.

      4.    Statements of Changes in Net Assets.

      5.    Notes to Financial Statements.

      The following financial statements of the Company are included in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Consolidated Balance Sheets.

      3.    Consolidated Statements of Income.

      4.    Consolidated Statement of Changes in Stockholder's Equity

      5.    Consolidated Statements of Cash Flows.

      6.    Notes to Financial Statements.

(b)   Exhibits

      1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account*

      2.    Not Applicable

      3(a). Underwriting Agreement **
       (b). Form of Broker-Dealer Agreement **
       (c). Form of Sales Agreement #

PART C
ITEM 24 (continued)

      4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract # # #

      5.    Application for Variable Annuity #

      6(a). Articles of Incorporation of First Variable Life Insurance
            Company # #

       (b)  By-laws of First Variable Life Insurance Company **

      7.    Not Applicable

      8.(a) Form of Fund Participation Agreement with Variable Investors Series
            Trust #

        (b) Form of Fund Participation Agreement with Federated Insurance
            Series #

      9(a). Opinion and Consent of Arnold R. Bergman, Vice President - Legal,
            First Variable Life Insurance Company

       (b). Consent of Blazzard, Grodd & Hasenauer

      10.   Consent of Ernst & Young LLP

      11.   Not Applicable

      12.   Not Applicable

      13.   Calculation of Performance Information

      14.   Not Applicable

      -----------------------------------

* Incorporated by reference to the Registrant's original Registration Statement (File No. 2-92856, 811-4092).

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, as filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

# Incorporated by reference to Registrant's Form N-4 Registration Statement as filed electronically with the Securities and Exchange Commission on September 14, 1996 (File Nos. 333-12197 and 811-4092).

# # Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to Form N-4, as filed electronically with the Securities and Exchange Commission on April 29, 1996 (File No. 33-86738).

# # # Incorporated by reference to Registrant's Form N-4 Registration Statement
      (File No. 33-86738) as filed on November 25, 1994.

PART C
ITEM 25. OFFICERS AND DIRECTORS OF DEPOSITOR

The following are the Officers and Directors of the Company.

Name and Principal                      Positions and Offices with the Depositor
Business Address
------------------

Ronald M. Butkiewicz                    Chairman and Director
2211 York Road, Suite 202
Oakbrook, IL  60521

Stephan M. Largent                      President and Director
10 Post Office Square
Boston, MA  02109

Michael J. Corey                        Director
401 East Host Drive
Lake Geneva, WI  53147

Michael R. Ferrari                      Director
25th & University Avenue
Des Moines, IA  50311


Stephen Shone                           Director
Lower Abbey Street
Dublin 1, Ireland


T. David Kingston                       Director
Lower Abbey Street
Dublin 1, Ireland

Jeff S. Liebmann                        Director
1301 Avenue of the Americas
New York, NY  10019

Kenneth R. Meyer                        Director
200 South Wacker Drive, Suite 2100
Chicago, IL  60606

Philip R. O'Connor                      Director
111 West Washington, Suite 1247
Chicago, IL  60602

Norman A. Fair                          Director
2211 York Road, Suite 202
Oakbrook, IL  60521

 Thomas K. Neavins                      Director
2211 York Road, Suite 202
Oakbrook, IL  60521

Arnold R. Bergman                       Vice President - Legal & Administration
10 Post Office Square                   and Secretary
Boston, MA 02109

PART C
ITEM 25 (continued)

Martin Sheerin                          Vice President and Chief Actuary
10 Post Office Square
Boston, MA  02109


   Omitted


Thomas Simpson                          Vice President and Chief Marketing
10 Post Office Square                   Officer
Boston, MA  02109

Anthony J. Koenig, Jr.                  Vice President and Treasurer
10 Post Office Square
Boston, MA  02109

Constance Graves                        Assistant Vice President and Assistant
10 Post Office Square                   Controller
Boston, MA  02109

Mark Kelly                              Assistant Vice President and Assistant
10 Post Office Square                   Treasurer
Boston, MA  02109


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

      Incorporated by reference to Registrant's Post Effective Amendment No. 8 filed electronically on April 29, 1995. (File Nos. 33-35749 and 811-4092).


ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 31, 1997, there were 28 Qualified Contract Owners and 51 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

      Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Art and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund A
Separate Account VL of First Variable Life Insurance Company

PART C
ITEM 29. (continued)

(b) The following persons are directors and officers of FVCS:

Name and Principal Business Address    Positions and Offices with Underwriter


Norman A. Fair                         Director
2211 York Road, Suite 202
Oakbrook, IL  60521

Stephan M. Largent                     President and Director
10 Post Office Square
Boston, MA  02109

Arnold R. Bergman                      Secretary and Director
10 Post Office Square
Boston, MA 02109

Thomas Simpson                         Vice President and Director
10 Post Office Square
Boston, MA 02109

Anthony Koenig, Jr.                    Vice President and Treasurer
10 Post Office Square
Boston, MA  02109

Constance Graves                       Assistant Treasurer
10 Post Office Square
Boston, MA 02109

Mark Kelly                             Assistant Treasurer
10 Post Office Square
Boston, MA  02109


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


      Anthony J. Koenig, Jr., and Arnold R. Bergman, who are located at 10 Post Office Square, 12th Floor, Boston, MA 02109, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written oral request.

(d) In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

      1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

      2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

      3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

      4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on this 25th day of April, 1997.


                         FIRST VARIABLE ANNUITY FUND E
                                     (Registrant)

                         By:      FIRST VARIABLE LIFE INSURANCE COMPANY
                                              (Depositor)


                                  By:    s/Stephan M. Largent
                                         --------------------
                                         Stephan  M. Largent, President

                         FIRST VARIABLE LIFE INSURANCE COMPANY
                                           (Depositor)


                         By:      s/Stephan M. Largent
                             -----------------------------------------
                                  Stephan M. Largent, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                        Title                      Date


s/Ronald M. Butkiewicz*          Chairman & Director             April 25, 1997
-------------------------                                        --------------
Ronald M. Butkiewicz


s/Michael J. Corey     *         Director                        April 25, 1997
-------------------------                                        --------------
Michael J. Corey


s/Michael R. Ferrari    *        Director                        April 25, 1997
-------------------------                                        --------------
Michael R. Ferrari


-------------------------        Director                        ---------------
Stephen Shone


s/Stephan M. Largent             President and Director          April 25, 1997
-------------------------                                        --------------
Stephan M. Largent


s/T. David Kingston  *           Director                        April 25, 1997
-------------------------                                        --------------
T. David Kingston


s/Jeff S. Liebmann      *        Director                        April 25, 1997
-------------------------                                        --------------
Jeff S. Liebmann


-------------------------        Director                        ---------------
Kenneth R. Meyer


s/Philip R. O'Connor  *          Director                        April 25, 1997
-------------------------                                        --------------
Philip R. O'Connor


s/Norman A. Fair     *           Director                        April 25, 1997
-------------------------                                        --------------
Norman A. Fair


s/Thomas K. Neavins  *           Director                        April 25, 1997
-------------------------                                        --------------
Thomas K. Neavins


s/Anthony J. Koenig, Jr.         Vice President and Treasurer    April 25, 1997
-------------------------                                        --------------
Anthony J. Koenig, Jr.



                  *By Power of Attorney


                    s/Arnold R. Bergman     April   25, 1997
                    ------------------------------------------
                      Arnold R. Bergman

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Ronald M. Butkiewicz, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MARTIN SHEERIN                                  /S/ RONALD M. BUTKIEWICZ
-------------------                                 -------------------------
                                                       Ronald M. Butkiewicz

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Michael J. Corey, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MARTIN SHEERIN                                 /S/ MICHAEL J. COREY
------------------                                 --------------------
                                                      Michael J. Corey

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Norman A. Fair, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 24th day of April, 1996

WITNESS:


/S/ THOMAS K. NEAVINS                                      /S/ NORMAN A. FAIR
---------------------                                     ----------------------
                                                               Norman A. Fair

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Michael R. Ferrari, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 18th day of November, 1996

WITNESS:


/S/ MICHAEL R. FRIEDBERG                            /S/ MICHAEL R. FERRARI
------------------------                           ------------------------
                                                        Michael R. Ferrari

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, T. David Kingston, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MARTIN SHEERIN                                     /S/ T. DAVID KINGSTON
------------------                                    ------------------------
                                                          T. David Kingston

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Jeff S. Liebmann, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MICHAEL R. FRIEDBERG                                  /S/ JEFF S. LIEBMANN
-------------------------                                 ---------------------
                                                             Jeff S. Liebmann

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Thomas K. Neavins, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MARTIN SHEERIN                                       /S/ THOMAS K. NEAVINS
------------------                                       ---------------------
                                                            Thomas K. Neavins

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Philip R. O' Connor, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MICHAEL R. FRIEDBERG                                /S/ PHILIP R. O'CONNOR
------------------------                                -----------------------
                                                            Philip R. O'Connor

                                INDEX TO EXHIBITS

Exhibit No.
-----------

EX-99.B9(a)       Opinion and Consent of Arnold R. Bergman, Vice President-
                  Legal, First Variable Life Insurance Company

EX-99.B9(b)       Consent of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B10.        Consent of Ernst & Young LLP, Independent Auditors

EX-99.B13.        Calculation of Performance Information